Transactions with Related Parties:	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Transactions with Related Parties:

3.                Transactions with Related Parties:

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2026, and are discussed in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

Transactions and balances with related parties are analyzed as follows:

a)	Management and Directors Fees: As of December 31, 2025, and as of June 30, 2026, the amount payable due to consultancy agreements and directors’ fees amounted to $225 and $147, respectively, and is presented within “Due to related parties” in the unaudited consolidated balance sheets. The consultancy agreements’ expenses for the six-month periods ended June 30, 2025 and 2026 amounted to $395 and $397, respectively, and are presented within “General and Administrative expenses” in the unaudited consolidated income statements.

b)	Oceanbulk Maritime S.A. and its affiliates (or “Oceanbulk Maritime”): As of December 31, 2025, an amount of $45 due from Oceanbulk Maritime is presented within “Due from related parties” in the unaudited consolidated balance sheet. There was no outstanding balance as of June 30, 2026.

c)	Iblea Ship Management Limited and Megara Shipmanagement Ltd.: As of December 31, 2025, and as of June 30, 2026, the amount payable to Iblea Ship Management Limited and Megara Shipmanagement Ltd. amounted to $3,332 and $1,645 and is presented within “Due to related parties” in the unaudited consolidated balance sheets. The related management fees for the six-month periods ended June 30, 2025 and 2026 amounted to $1,465 and $1,955, respectively, and are presented within “Management fees” in the unaudited consolidated income statements.